Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of Depreciation Expenses for Right-of-Use Assets - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Depreciation Expenses for Right-of-Use Assets [Line Items]
Total depreciation of right-of-use assets	S/ 17,834	S/ 18,709	S/ 23,699
Cost of sales and services [Member]
Schedule of Depreciation Expenses for Right-of-Use Assets [Line Items]
Total depreciation of right-of-use assets	9,082	8,809	9,498
Administrative expenses [Member]
Schedule of Depreciation Expenses for Right-of-Use Assets [Line Items]
Total depreciation of right-of-use assets	8,752	9,900	8,834
Depreciation discontinued operations [Member]
Schedule of Depreciation Expenses for Right-of-Use Assets [Line Items]
Total depreciation of right-of-use assets			S/ 5,367